Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimates of Future Commitments
Detailed below are estimates of significant future commitments under these arrangements as of December 31, 2024:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (1)	$47,201	$12,311	$12,557	$12,805	$13,022	$116,796	$214,692
Natural gas supply and service agreements (2)	101,486	73,766	55,802	54,066	51,379	166,938	503,437
Service agreements	17,658	8,118	5,004	1,047	—	—	31,827
Capital projects	1,100	—	—	—	—	—	1,100
Land easements and other	3,226	3,238	3,300	3,363	3,427	77,724	94,278
Total	$170,671	$97,433	$76,663	$71,281	$67,828	$361,458	$845,334
(1)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2024. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate adjustment mechanism.
(2)    Natural gas supply and service agreements: AQN’s natural gas distribution facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.